Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Financial Assets and Financial Liabilities	The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments”:
		June 30,		December 31,
		2023	2022	2022
		Unaudited		Audited
	Note	USD in thousands

Financial assets:
Cash and cash equivalents		$2,081	$12,945	$3,574
Trade receivables		43	-	60
Government authorities		100	77	45
Other receivables		715	622	86
Investments in financial assets		849	-	730

		$3,778	$13,644	$4,495

Financial liabilities:
Credit from others		$-	$-	$102
Warrants liability		1,714	10,252	2,737
Lease liability		-	45	27

Total financial and lease liabilities		$1,714	$10,297	$2,866

Schedule of Financial Assets and Financial Liabilities	The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments” (“IFRS 9”):
	December 31,
	2022	2021
Financial assets:
Cash and restricted deposits	$3,634	$6,920
Government authorities	45	52
Other receivables	46	2,504
Investments in financial assets	591	-

Total financial assets at amortized cost	4,316	9,476

Financial liabilities:

Credit from others	102	45
Warrants liability	2,737	359
Lease liability	27	18

Total financial and lease liabilities	$2,866	$422

Schedule of Warrants Fair Value Using Black–Scholes OPM	The warrants’ fair value was calculated using the Black–Scholes OPM, which takes into account the parameters as disclosed below for each period valuated, in which a valuation was performed at (i) the issuance date, and (ii) each reporting date with the following assumptions:
	December 31, 2022	December 31, 2021	March 23, 2020
Dividend yield (%)	0	0	0
Expected volatility (%)	72	148	122.01
Risk-free interest rate (%)	4.00	0.87	0.38
Underlying Share Price ($)	0.756	6.23	0.43
Exercise price ($)	24.50	24.50	24.50
Warrants fair value ($)	0	4.15	0.36